Investments in Equity Accounted Investees - Summary of Associates (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	1 Months Ended		12 Months Ended
	May 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [Line Items]
Capital distribution received			₩ 4,527	₩ 13,128	₩ 29,745
Impairment loss recognised in profit or loss			₩ (16,595)	₩ (4,234)
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			13.00%	13.00%
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			14.00%	14.00%
Reversal of impairment loss recognised in profit or loss				₩ 802
LB Gemini new growth fund no.16 [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership				31.00%
Capital distribution received			₩ 1,545
Impairment loss recognised in profit or loss			₩ 385
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			15.00%	15.00%
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			17.00%	17.00%
Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			10.00%	10.00%
CYNORA GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			14.00%	14.00%
Impairment loss recognised in profit or loss			₩ 11,641
Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			10.00%
Impairment loss recognised in profit or loss		₩ 671
Investments in associates		₩ 4,000
Number of preferred stock shares acquired		10,767
Nanosys Inc [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			4.00%
Impairment loss recognised in profit or loss	₩ 5,085
Investments in associates	₩ 10,732
Number of preferred stock shares acquired	5,699,954
Entity that has significant influence over the controlling company [member] | Top of range [member] | INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | CYNORA GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | Nanosys Inc [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership			20.00%